INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss	$ 661,701	$ 416,916
Valuation allowance	(661,701)	(416,916)
Net deferred tax asset	$ 0	$ 0